Insurance Claim Reserves (details) - Asbestos and Environmental Reserves - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Asbestos Direct Action Litigation [Member]
Liability for claims and claim adjustment expense
Reduction to net favorable prior year reserve development due to interest awarded as part of damages relating to a legal matter	$ 77
Settlement amount	$ 502
Asbestos reserves [Member]
Liability for claims and claim adjustment expense
Increase (decrease) to asbestos and environmental reserves		$ 225	$ 224	$ 250
Net losses paid		$ 708	$ 770	$ 242
Percent of total asbestos net paid losses related to policyholders with whom the Company had entered into settlement agreements limiting the Company's liability		69.00%	69.00%	8.00%
Asbestos reserves [Member] | Asbestos Direct Action Litigation [Member]
Liability for claims and claim adjustment expense
Settlement amount			$ 502
Asbestos reserves [Member] | PPG Industries, Inc Litigation [Member]
Liability for claims and claim adjustment expense
Settlement amount		$ 518
Environmental reserves [Member]
Liability for claims and claim adjustment expense
Increase (decrease) to asbestos and environmental reserves		82	72	$ 87
Business Insurance [Member] | Asbestos reserves [Member]
Liability for claims and claim adjustment expense
Increase (decrease) to asbestos and environmental reserves		225	224	250
Business Insurance [Member] | Asbestos reserves [Member] | Asbestos Direct Action Litigation [Member]
Liability for claims and claim adjustment expense
Reduction to net favorable prior year reserve development due to interest awarded as part of damages relating to a legal matter				77
Business Insurance [Member] | Environmental reserves [Member]
Liability for claims and claim adjustment expense
Increase (decrease) to asbestos and environmental reserves		$ 82	$ 72	$ 87